Segment Information	12 Months Ended
Nov. 30, 2011
Segment Information
Segment Information

15.   Segment Information

        The Company reports its operations in two product segments—NSS and SI.

  Description of the Company's segments:

        NSS.    Hard disk drive (HDD) based storage subsystems and solutions which are sold to Original Equipment Manufacturers (OEMs).

        SI.    HDD manufacturing process equipment, which is sold directly to manufacturers of HDDs and their component suppliers.

  Segment revenue and profit.

        The accounting policies used to derive reportable segment results are generally the same as those described in Note 2, "Summary of Significant Accounting Policies".

        The following tables reflect the results of the Company's reportable segments under the Company's management reporting system. These results are not necessarily a depiction that is in conformity with accounting principles generally accepted in the United States and in particular does not include equity compensation expense. The performance of each segment is generally measured based on gross profit before non-cash equity compensation.

	Year Ended November 30,
	2011	2010	2009
Revenues:
NSS	$1,324,547	$1,258,940	$762,028
SI	123,929	342,943	105,863

Total Segments	$1,448,476	$1,601,883	$867,891

Gross profit:
NSS	$212,654	$166,882	$97,981
SI	10,242	114,427	28,202

Total Segments	222,896	281,309	126,183
Non cash equity compensation	(824)	(1,541)	(907)

Total	$222,072	$279,768	$125,276

Depreciation and amortization:
NSS	$10,326	$12,337	$13,437
SI	8,854	5,899	5,803

Total Segments	19,180	18,236	19,240
Corporate	4,401	3,873	2,896

Total	$23,581	$22,109	$22,136

        Total segments revenue represents total revenues as reported by the Company for all periods presented. Gross profit above represents gross profit as reported by the Company for all periods presented. Income (loss) before income taxes as reported by the Company for all periods presented also includes total operating expenses, other income and net interest income. The chief operating decision maker does not review asset information by segment and therefore no asset information is presented.

Geographic Information

	United States	United Kingdom	Malaysia	Other	Total
Revenues (based on location at which the sale originated):
Year Ended November 30, 2011	$770,249	$248,296	$428,597	$1,334	$1,448,476
Year Ended November 30, 2010	$783,109	$228,393	$585,867	$4,514	$1,601,883
Year Ended November 30, 2009	$512,928	$134,370	$216,895	$3,698	$867,891
Long-lived assets (all non-current assets):
November 30, 2011	$8,967	$33,695	$19,618	$1,063	$63,343
November 30, 2010	$8,547	$23,648	$21,666	$1,152	$55,013
November 30, 2009	$7,679	$22,815	$20,142	$1,056	$51,692